Investments in Associates and Joint Ventures - Summarized Statements of Financial Position (Parenthetical) (Detail) ₱ in Billions	12 Months Ended
Dec. 31, 2021 PHP (₱)
MediaQuest PDRs [Member]
Disclosure Of Significant Investments In Associates [Line Items]
Deposit for preferred stock subscriptions	₱ 1